UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
                ----------------------------------------------------------------
Address:        200 Pringle Avenue Suite 555
                ----------------------------------------------------------------
                Walnut Creek, CA  94596
                ----------------------------------------------------------------

                ----------------------------------------------------------------

Form 13F File Number:
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
                ----------------------------------------------------------------
Title:          Portfolio Manager
                ----------------------------------------------------------------
Phone:          925 932 0344
                ----------------------------------------------------------------

Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    November 15, 2011
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  40
                                                 --------------------
Form 13F Information Table Value Total:               $134,695
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 9.30.11

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


FAX: ABERDEEN- ASIA	COM	3009107		1717	249230	SH	SOLE	NONE	0	0	249230
AEGON 3mo+87.50 bps	COM	7924509		465	25000	SH	SOLE	NONE	0	0	25000
ALLIANZ SE DEBT 8.375%	COM	18805200	402	15500	SH	SOLE	NONE	0	0	15500
APPLE INC		COM	37833100	16078	42163	SH	SOLE	NONE	0	0	42163
CARRIZO OIL & GAS	COM	144577103	844	39150	SH	SOLE	NONE	0	0	39150
CELGENE			COM	151020104	3837	61975	SH	SOLE	NONE	0	0	61975
CHESAPEAKE ENERGY	COM	165167107	2909	113850	SH	SOLE	NONE	0	0	113850
CHEVRON CORP		COM	166764100	10196	110116	SH	SOLE	NONE	0	0	110116
CITIGROUP 6.10% C08	COM	173064205	1044	48300	SH	SOLE	NONE	0	0	48300
CLEAN ENERGY FUELS	COM	184499101	819	73625	SH	SOLE	NONE	0	0	73625
COCA COLA		COM	191216100	5028	74430	SH	SOLE	NONE	0	0	74430
WALT DISNEY CO.		COM	254687106	4667	154752	SH	SOLE	NONE	0	0	154752
FIRST SOLAR		COM	336433107	1900	30055	SH	SOLE	NONE	0	0	30055
HASBRO INC		COM	418056107	1155	35425	SH	SOLE	NONE	0	0	35425
IBM			COM	459200101	8879	50773	SH	SOLE	NONE	0	0	50773
JOHNSON & JOHNSON	COM	478160104	5086	79862	SH	SOLE	NONE	0	0	79862
McDONALDS		COM	580135101	5501	62635	SH	SOLE	NONE	0	0	62635
MERRILL LYNCH 6.45%	COM	590199204	2069	111400	SH	SOLE	NONE	0	0	111400
MOTOROLA MOBILITY	COM	620097105	5078	134403	SH	SOLE	NONE	0	0	134403
GLD: GOLD INDEX		COM	863307104	3359	21250	SH	SOLE	NONE	0	0	21250
TEVA PHARMACEUTICAL	COM	881624209	3921	105350	SH	SOLE	NONE	0	0	105350
TARGET CORP		COM	8.76E+110	4613	94060	SH	SOLE	NONE	0	0	94060
BANK OF AMERICA 7%	COM	5.52E+205	214	10300	SH	SOLE	NONE	0	0	10300
BIOTECHNOLOGY INDEX	COM	3.37E+207	245	7400	SH	SOLE	NONE	0	0	7400
A T & T			COM	00206R102	2753	96524	SH	SOLE	NONE	0	0	96524
AKAMAI TECHNOLOGIES	COM	00971t101	3227	162305	SH	SOLE	NONE	0	0	162305
ARCELOR MITTAL		COM	03938L104	1107	69575	SH	SOLE	NONE	0	0	69575
CLEARWIRE CORP		COM	18538Q105	280	120301	SH	SOLE	NONE	0	0	120301
EXXON MOBIL		COM	30231G102	6540	90049	SH	SOLE	NONE	0	0	90049
FREEPORT MCMORAN	COM	35671D782	3285	107890	SH	SOLE	NONE	0	0	107890
GOOGLE INC		COM	38259P508	10194	19792	SH	SOLE	NONE	0	0	19792
METLIFE 3mo+100bps	COM	59156R504	533	22600	SH	SOLE	NONE	0	0	22600
MORGAN STANLEY 6.6%	COM	61750K208	995	46138	SH	SOLE	NONE	0	0	46138
NAT'L CITY *Called*	COM	63540T200	802	31700	SH	SOLE	NONE	0	0	31700
POTASH CORP.		COM	73755L107	5111	118245	SH	SOLE	NONE	0	0	118245
RANGE RESOURCES		COM	75281A109	4423	75665	SH	SOLE	NONE	0	0	75665
XLI: INDUSTRIAL INDEX	COM	81369Y704	2751	94150	SH	SOLE	NONE	0	0	94150
VERIZON COMMUNICATIONS	COM	92343V104	756	20547	SH	SOLE	NONE	0	0	20547
WELLS FARGO 6.375%	COM	92978X201	1651	65500	SH	SOLE	NONE	0	0	65500
WELLS FARGO 7.875%	COM	94985V202	263	10200	SH	SOLE	NONE	0	0	10200






